Receivables - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,423	$ 14,022
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	6,371	6,833
Wholesale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 7,052	$ 7,189